CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Mar. 31, 2020		Dec. 31, 2019
Current assets
Cash	$ 1,675,265
Prepaid expense and other current assets	255,508
Total Current Assets	1,930,773
Deferred offering costs		$ 301,826		$ 45,568
Cash and marketable securities held in Trust Account	690,192,093
TOTAL ASSETS	692,122,866	301,826		45,568
Current liabilities
Accrued expenses	27,866			5,288
Accrued offering costs		190,880		45,568
Promissory note — related party		94,647
Total Current Liabilities	27,866	285,527		50,856
Deferred underwriting fee payable	24,150,000	21,000,000
Total Liabilities	24,177,866			50,856
Commitments and Contingencies
Ordinary shares subject to possible redemption, 66,294,499 shares at $10.00 per share redemption value as of September 30, 2020	662,944,994
Shareholders' Equity (Deficit)
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0
Additional paid-in capital	5,129,416	23,275
Accumulated deficit	(131,406)	(8,701)		(5,288)
Total Shareholders' Equity (Deficit)	5,000,006	16,299		(5,288)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	692,122,866	301,826		$ 45,568
Class A common stock
Shareholders' Equity (Deficit)
Ordinary shares	271
Class B common stock
Shareholders' Equity (Deficit)
Ordinary shares	$ 1,725	$ 1,725	[1]

[1]	Share amount at March 31, 2020 includes 2,250,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).